Forfeiture Shares	6 Months Ended
Jun. 30, 2024
Forfeiture Shares [Abstract]
FORFEITURE SHARES

NOTE 9 - FORFEITURE SHARES:

a.	On September 29, 2021 (the “Closing Date”, please refer to note 1c of the financial statements as of December 31, 2023), 1,006,250 Ordinary Shares that PTK sponsor received in respect of its PTK common stock, are subject to forfeiture if certain price targets for the Valens Ordinary Shares are not achieved within a certain period of time (of up to four years), after the Closing Date or if an M&A Transaction (as defined in the Merger Agreement Closing, please refer to note 1c of the financial statements as of December 31, 2023), does not occur at a certain minimum price.

The Company performed a Monte-Carlo simulation to calculate the fair value of such shares.

The fair value of the Forfeiture Shares was computed using the following key assumptions:

	June 30, 2024	December 31, 2023
Stock price	3.19	2.45
Expected term (years)	0.25-1.25	0.75-1.75
Expected volatility	44.79%-59.80%	30.95%-60.31%
Risk-free interest rate	5.00%-5.48%	4.37%-5.03%

b.	The table below sets forth a summary of the changes in the fair value of the Forfeiture Shares classified as Level 3:

	Six months ended June 30, 2024	Year ended December 31, 2023
	U.S. dollars in thousands
Balance at beginning of period	38	1,751
Changes in fair value	(35)	(1,713)
Balance at end of the period	3	38